Note D - Investments In Real Estate Loans (Detail) - Priority of Real Estate Loans (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19		24		18
Balance* (in Dollars)	$ 30,713,000	[1]	$ 58,024,000		$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Portfolio Percentage	100.00%		100.00%		100.00%
First Deeds of Trust [Member]
Number of Loans	17		18
Balance* (in Dollars)	29,877,000	[1]	28,684,000	[1]
Portfolio Percentage	97.28%		49.43%
Second Deeds of Trust [Member]
Number of Loans	2		6
Balance* (in Dollars)	836,000	[1]	29,340,000	[1]
Portfolio Percentage	2.72%		50.57%
Report Total [Member]
Number of Loans	19		24
Balance* (in Dollars)	$ 30,713,000	[1]	$ 58,024,000	[1]
Portfolio Percentage	100.00%		100.00%

[1]	Please see Balance Sheet Reconciliation below.